Securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term securities
Equity securities at FVTPL, publicly traded	$ 1,072	$ 6
Debt securities at FVOCI	6,328	0
Debt securities available for sale	0	5,121
Current securities	7,400	5,127
Long-term securities
Equity securities at FVTPL, publicly traded	701	0
Equity securities at FVTPL, privately held	4,001	0
Equity securities available for sale, publicly traded	0	771
Long-term securities	$ 4,702	$ 771